Accounts receivable, prepaids and other (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of accounts receivable, prepaids and other

	2023	2022
	$	$

Supplier advances	10,533	12,805
Prepaid expenses	8,639	4,062
Current portion of derivative instruments (Note 17)	481	5,009
Other receivables	7,838	6,935
	27,491	28,811